Income Taxes - Reconciliation of Beginning and Ending Amount of Unrecognized Income Tax Benefits (Detail) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2017
Income Tax Disclosure [Abstract]
Unrecognized income tax benefits, Beginning balance	$ 73	$ 65	$ 37
Increase for income tax positions of prior years	10	4	28
Increase for income tax positions of current year	5	4	0
Settlement of tax positions	(4)	0	0
Unrecognized income tax benefits, Ending balance	$ 84	$ 73	$ 65